Changes in accounting policies - Summary Of Restated Consolidated Statement Of Cash Flows (Detail) - KRW (₩) ₩ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Cash flows from operating activities		₩ 5,821,876	₩ 4,034,984	₩ 4,332,580
Cash flows from investing activities		(4,250,402)	(3,581,584)	(4,047,725)
Cash flows from financing activities		₩ (1,457,579)	(686,674)	₩ (238,313)
As reported [member]
Statement [Line Items]
Cash flows from operating activities	₩ 4,525,676		3,986,082
Cash flows from investing activities	(3,047,428)		(3,582,523)
Cash flows from financing activities	(870,621)		(636,834)
Adjustments [member]
Statement [Line Items]
Cash flows from operating activities	21,102		48,902
Cash flows from investing activities	0		939
Cash flows from financing activities	(21,102)		(49,840)
Restated balance [member]
Statement [Line Items]
Cash flows from operating activities	4,546,778		4,034,984
Cash flows from investing activities	(3,047,428)		(3,581,584)
Cash flows from financing activities	₩ (891,723)		₩ (686,674)